Net defined benefit liability - Summary of Reconciliation of Net Employee Defined Benefit Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	$ (14,332)	$ 249	$ 5,091
Current service cost	(3,272)	(2,393)	(2,192)
Interest (cost) income	(249)	25	92
Experience gain (loss)	602	(4,001)	(1,681)
Return on plan assets	416	374	138
Actuarial changes arising from changes in financial assumptions	4,411	(1,028)	(1,874)
Employer contributions	2,565	1,709	1,903
Benefits paid	520	456	(79)
Adjustments	2,422
Others	(562)	(7)	(1,149)
Ending balance	(7,670)	(14,332)	249
Past service cost	(191)	(457)
Curtailment / Settlement		2,026
Actuarial changes arising from changes in demographic assumptions		(11,285)
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(39,466)	(28,195)	(22,568)
Current service cost	(3,272)	(2,393)	(2,192)
Interest (cost) income	(721)	(706)	(887)
Experience gain (loss)	602	(4,001)	(1,681)
Return on plan assets	0	0	0
Actuarial changes arising from changes in financial assumptions	4,411	(1,028)	(1,874)
Employer contributions	0	0	0
Benefits paid	1,622	6,573	1,007
Adjustments	2,422
Others	0	0	0
Ending balance	(34,593)	(39,466)	(28,195)
Past service cost	(191)	(457)
Curtailment / Settlement		2,026
Actuarial changes arising from changes in demographic assumptions		(11,285)
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	25,783	29,086	28,339
Current service cost	0	0	0
Interest (cost) income	472	731	979
Experience gain (loss)	0	0	0
Return on plan assets	416	374	138
Actuarial changes arising from changes in financial assumptions	0	0	0
Employer contributions	2,565	1,709	1,903
Benefits paid	(1,102)	(6,117)	(1,086)
Adjustments	0
Others	(721)	0	(1,187)
Ending balance	27,413	25,783	29,086
Past service cost	0	0
Curtailment / Settlement		0
Actuarial changes arising from changes in demographic assumptions		0
Other employee benefits liability [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(649)	(642)	(680)
Current service cost	0	0	0
Interest (cost) income	0	0	0
Experience gain (loss)	0	0	0
Return on plan assets	0	0	0
Actuarial changes arising from changes in financial assumptions	0	0
Employer contributions	0	0	0
Benefits paid	0	0	0
Adjustments	0
Others	159	(7)	38
Ending balance	(490)	(649)	$ (642)
Past service cost	$ 0	0
Curtailment / Settlement		0
Actuarial changes arising from changes in demographic assumptions		$ 0